Accounts receivable (Tables)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Trade and Other Receivables
Schedule of Accounts receivables

	December 31,	December 31,
	2022	2021
Trade accounts receivable	$720,085	$29,457
Sales taxes receivable	91,416	212,900
Other receivables	424,118	—
	$1,235,619	$242,357

As at December 31:	2021	2020
Trade accounts receivable	$29,457	$—
Sales taxes receivable	212,900	—
	$242,357	$—